CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (62,804)	$ (32,030)	$ (15,040)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	8,132	7,352	5,575
Share-based compensation	8,845	9,165	8,000
Amortization of issuance costs of Convertible debt	198	171	0
Changes in operating assets and liabilities:
Increase (decrease) in severance pay, net	116	92	(58)
Decrease in other assets, other receivables and prepaid expenses	621	720	5,908
Decrease (increase) in accrued interest and amortization of premium on available-for sale marketable securities	(712)	71	182
Decrease (increase) in operating lease right-of-use asset	2,686	3,126	(4,055)
Increase (decrease) in operating leases liability	(3,322)	(3,131)	3,604
Decrease (increase) in trade receivables	34,273	(11,629)	(16,787)
Decrease (increase) in inventories	1,388	(2,170)	1,494
Decrease in long-term deferred taxes, net	0	0	420
Increase (decrease) in trade payables	(10,692)	7,721	1,848
Increase (decrease) in employees and payroll accruals	(1,571)	(385)	458
Increase (decrease) in deferred revenues	(5,781)	(9,970)	1,640
Decrease in other payables and accrued expenses	(1,113)	(1,668)	(1,559)
Net cash used in operating activities	(29,736)	(32,565)	(8,370)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	(836)	430	(280)
Investment in short-term bank deposits	(15,900)	(130,050)	(82,220)
Withdrawal of short-term bank deposits	74,665	122,220	68,725
Purchase of property and equipment	(2,489)	(5,642)	(7,642)
Investment in available-for sale marketable securities	(46,742)	0	0
Proceeds from sales and maturity of available-for sale marketable securities	22,935	7,030	15,094
Acquisition	0	(500)	0
Net cash provided by (used in) investing activities	31,633	(6,512)	(6,323)
Cash flows from financing activities:
Proceeds from exercise of share options	0	251	2,811
Issuance of convertible debt	0	39,404	0
Net cash provided by financing activities	0	39,655	2,811
Increase (decrease) in cash and cash equivalents	1,897	578	(11,882)
Cash and cash equivalents at the beginning of the year	12,295	11,717	23,599
Cash and cash equivalents at the end of the year	14,192	12,295	11,717
Cash paid during the year for:
Taxes	385	413	633
Non-cash activity:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 356	$ 196	$ 6,746